UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2010

Date of reporting period: October 31, 2010

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Shareholder Letter	2

Management's Discussion of Fund Performance:
Davis Global Fund	3
Davis International Fund	5

Fund Overview:
Davis Global Fund	7
Davis International Fund	9

Expense Example	11

Schedule of Investments:
Davis Global Fund	13
Davis International Fund	17

Statements of Assets and Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights	37

Report of Independent Registered Public Accounting Firm	39

Fund Information	40

Privacy Notice and Householding	42

Directors and Officers	43

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Global Fund and Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.  Also included is a list of positions opened and closed.

In addition, we produce a Quarterly Review for each Fund.  In this review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

December 2, 2010

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS GLOBAL FUND

Performance Overview

Davis Global Fund’s Class A shares delivered a total return on net asset value of 18.96% for the year ended October 31, 2010. Over the same time period, the Morgan Stanley Capital International All Country World Index (“Index”) returned 14.10%. Every sector1 within the Index delivered positive returns. The sectors within the Index delivering the strongest performance over the year were consumer discretionary, materials, and industrials. The sectors delivering the weakest (but still positive) performance over the year were energy and financials.  As of October 31, 2010, the Fund had approximately 69% of its net assets invested in foreign companies, 27% in U.S. companies, and 4% in other assets and liabilities.

Factors Impacting the Fund’s Performance

Industrial companies were the most important contributor2 to performance over the year. The Fund’s industrial companies out-performed the corresponding sector within the Index (up 29% versus up 24% for the Index) and had a higher relative average weighting (15% versus 10% for the Index). Kuehne & Nagel3 and Blount International were among the most important contributors to performance. Clark Holdings was among the most important detractors from performance.

Financial companies were one of the weaker sectors of the market, but were the second most important contributor to the Fund’s performance over the year. The Fund’s financial companies out-performed the corresponding sector within the Index (up 17% versus up 6% for the Index) and had a lower relative average weighting (18% versus 21% for the Index). Hang Lung Group was among the most important contributors to performance. China CITIC Bank, SEGRO, and Derwent London were among the most important detractors from performance.  The Fund no longer owns Derwent London.

The Fund had more invested in health care companies than in any other sector. The Fund’s health care companies performed in-line with the corresponding sector within the Index (both up 11%) and had a higher relative average weighting (19% versus 9% for the Index). Merck and Essilor were among the most important contributors to performance. Sinovac Biotech and Pfizer were among the most important detractors from performance.

Other important contributors to performance included Sino-Forest, OGX Petroleo e Gas Participacoes, and Google. Other important detractors from performance included Lagardere, CVS Caremark, and Yingde Gases Group.  The Fund no longer owns Lagardere.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Global Fund’s principal risks are: market risk, company risk, foreign country risk, foreign currency risk, emerging market risk, small- and medium-capitalization risk, over-the-counter risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS GLOBAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Global Fund Class A versus the Morgan Stanley Capital International All Country World Index (MSCI ACWI®) and the Morgan Stanley Capital International (MSCI) World Index for an investment made on December 22, 2004

Average Annual Total Return for periods ended October 31, 2010

Fund & Benchmark Indices	1-Year	5-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	18.96%	5.36%	6.02%	12/22/04	1.06%	1.06%
Class A - with sales charge	13.33%	4.34%	5.14%	12/22/04	1.06%	1.06%
Class B**	13.52%	3.90%	4.77%	12/22/04	2.27%	2.27%
Class C**	16.70%	4.29%	4.94%	12/22/04	2.05%	2.05%
Class Y	19.13%	N/A	(6.64)%	07/25/07	0.83%	0.83%
MSCI ACWI®***	14.10%	3.69%	4.12%
MSCI World Index***	12.74%	2.54%	3.01%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets of countries in North America, Europe, and the Asia/Pacific Region. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis Global Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

**Includes any applicable contingent deferred sales charge.

***Inception return is from December 22, 2004.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS INTERNATIONAL FUND

Performance Overview

Davis International Fund’s Class A shares delivered a total return on net asset value of 17.32% for the year ended October 31, 2010. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 12.62%. Every sector1 within the Index delivered positive returns. The sectors within the Index delivering the strongest performance over the year were materials, consumer discretionary, industrials, and consumer staples. The sectors delivering the weakest (but still positive) performance over the year were energy, financials, and utilities.  As of October 31, 2010, the Fund had approximately 97% of its net assets invested in foreign companies and 3% in other assets and liabilities.

Factors Impacting the Fund’s Performance

Industrial companies were the most important contributor2 to performance over the year. The Fund’s industrial companies out-performed the corresponding sector within the Index (up 27% versus up 21% for the Index) and had a higher relative average weighting (17% versus 10% for the Index). Kuehne & Nagel3 and ABB Ltd. were among the most important contributors to performance.

The Fund had more invested in financial companies than in any other sector. Financial companies were one of the weaker sectors of the market but were the second most important contributor to the Fund’s performance over the year. The Fund’s financial companies out-performed the corresponding sector within the Index (up 17% versus up 6% for the Index) and had a lower relative average weighting (24% versus 26% for the Index). Hang Lung Group and China Merchants Bank were among the most important contributors to performance. China CITIC Bank, Derwent London, and SEGRO were among the most important detractors from performance.  The Fund no longer owns Derwent London.

The Fund’s health care companies under-performed the corresponding sector within the Index (up 3% versus up 9% for the Index) and had a higher relative average weighting (12% versus 6% for the Index). Essilor was among the most important contributors to performance. Sinovac Biotech, Roche Holding, and Sanofi-Aventis were among the most important detractors from performance.

Other important contributors to performance included Sino-Forest, America Movil, and Heineken. Other important detractors from performance included Yingde Gases Group and Lagardere.  The Fund no longer owns Lagardere.

Davis International Fund’s investment objective is long-term growth of capital.  There can be no assurance that the Fund will achieve its objective.  Davis International Fund’s principal risks are: market risk, company risk, foreign country risk, foreign currency risk, emerging market risk, small- and medium-capitalization risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

From its inception date in December 2006 until January 2010, shares of Davis International Fund were not available for public sale.  Only the directors, officers, and employees of the Fund, or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies), were eligible to purchase Fund shares.

1     The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND, INC.	Management’s Discussion of Fund Performance
DAVIS INTERNATIONAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis International Fund Class A versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) and the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®) for an investment made on December 29, 2006

Average Annual Total Return for periods ended October 31, 2010

Fund & Benchmark Indices	1-Year	3-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	17.32%	(10.93)%	(1.27)%	12/29/06	1.81%	1.30%
Class A - with sales charge	11.79%	(12.36)%	(2.52)%	12/29/06	1.81%	1.30%
Class B**	12.25%	(12.69)%	(2.76)%	12/29/06	8.05%	2.30%
Class C**	15.25%	(11.83)%	(2.25)%	12/29/06	9.91%	2.30%
Class Y	N/A	N/A	9.40% †	12/31/09	2.92%	1.05%
MSCI ACWI® ex USA***	12.62%	(8.05)%	(0.96)%
MSCI EAFE® Index***	8.36%	(9.60)%	(3.60)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The MSCI EAFE® Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance.  The Index is composed of companies representative of the market structure of developed market countries. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Davis International Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

**Includes any applicable contingent deferred sales charge.

***Inception return is from December 29, 2006.

†Return is not annualized.

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS GLOBAL FUND	October 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/10 Net Assets)		(% of 10/31/10 Long Term Portfolio)

			Fund	MSCI ACWI®
Common Stock (Foreign)	69.03%	Health Care	19.43%	8.40%
Common Stock (U.S.)	26.27%	Food, Beverage & Tobacco	14.28%	5.78%
Preferred Stock	0.44%	Materials	9.34%	8.74%
Convertible Bonds	0.07%	Transportation	8.21%	2.04%
Short Term Investments	2.69%	Real Estate	7.58%	2.36%
Other Assets & Liabilities	1.50%	Information Technology	7.57%	11.91%
	100.00%	Capital Goods	6.50%	7.77%
		Energy	5.08%	10.82%
		Diversified Financials	4.67%	4.77%
		Banks	4.29%	10.02%
		Telecommunication Services	3.61%	4.93%
		Food & Staples Retailing	2.59%	2.31%
		Consumer Durables & Apparel	1.86%	1.56%
		Insurance	1.83%	3.87%
		Media	1.72%	2.20%
		Other	1.44%	12.52%
			100.00%	100.00%

(% of 10/31/10 Long Term Portfolio)		(% of Fund’s 10/31/10 Net Assets)

United States	27.95%	Kuehne & Nagel International AG	4.36%
Switzerland	16.57%	Google Inc., Class A	4.01%
China	16.01%	Sino-Forest Corp.	3.87%
Canada	6.53%	Hang Lung Group Ltd.	3.74%
Mexico	5.33%	Coca-Cola Co.	3.70%
France	5.26%	America Movil SAB de C.V., Series L, ADR	3.46%
Brazil	4.51%	Johnson & Johnson	3.35%
Netherlands	4.29%	Heineken Holding NV	3.34%
United Kingdom	4.11%	Roche Holding AG - Genusschein	3.25%
Hong Kong	3.90%	Nestle S.A.	2.88%
Argentina	2.76%
Belgium	1.97%
Japan	0.81%
	100.00%

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS GLOBAL FUND – (CONTINUED)	October 31, 2010

New Positions Added (11/01/09-10/31/10)
(Highlighted positions are those greater than 2.50% of Fund’s 10/31/10 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/10 Net Assets
ACE Ltd.	Property & Casualty Insurance	07/01/10	0.05%
CNinsure Inc., ADR	Insurance Brokers	03/08/10	1.00%
Coca-Cola Co.	Food, Beverage & Tobacco	01/08/10	3.70%
Compagnie Financiere Richemont S.A.,
Bearer Shares, Unit A	Consumer Durables & Apparel	05/28/10	1.01%
CVS Caremark Corp.	Food & Staples Retailing	12/29/09	2.48%
Mead Johnson Nutrition Co.	Food, Beverage & Tobacco	12/14/09	1.16%
Nestle S.A.	Food, Beverage & Tobacco	02/16/10	2.88%
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	01/13/10	1.66%
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	03/18/10	3.25%
Schneider Electric S.A.	Capital Goods	09/22/10	2.31%
SEGRO PLC	Real Estate	04/13/10	1.85%
Sinovac Biotech Ltd.	Pharmaceuticals, Biotechnology &
	Life Sciences	01/28/10	1.93%
Western Union Co.	Software & Services	04/06/10	1.97%
Yingde Gases Group Co. Ltd.	Materials	04/07/10	0.77%

Positions Closed (11/01/09-10/31/10)
(Gains and losses greater than $300,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Activision Blizzard, Inc.	Software & Services	07/19/10	$100,193
Agilent Technologies, Inc.	Technology Hardware & Equipment	04/14/10	118,773
Becton, Dickinson and Co.	Health Care Equipment & Services	10/05/10	71,728
Comcast Corp., Special Class A	Media	02/24/10	(23,285)
Cosco Pacific Ltd.	Transportation	04/07/10	(298,554)
Derwent London PLC	Real Estate	12/18/09	(209,878)
DIRECTV, Class A	Media	02/18/10	228,174
Exelon Corp.	Utilities	02/24/10	(132,832)
Expeditors International of Washington, Inc.	Transportation	04/26/10	116,444
Iron Mountain Inc.	Commercial & Professional Services	10/27/10	23,021
Laboratory Corp. of America Holdings	Health Care Equipment & Services	05/28/10	128,602
Lagardere S.C.A.	Media	03/19/10	(915,399)
Mitsui Fudosan Co., Ltd.	Real Estate	10/12/10	(70,755)
News Corp., Class A	Media	03/24/10	(610,898)
Nokia Oyj, ADR	Technology Hardware & Equipment	03/29/10	(5,634)
Power Corp. of Canada	Life & Health Insurance	01/20/10	(407,485)
Ryanair Holdings PLC, ADR	Transportation	10/27/10	(94,671)
SAP AG, ADR	Software & Services	03/29/10	35,418
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	11/04/09	262,889
Siemens AG	Capital Goods	09/23/10	(675,699)
Swedish Match AB	Food, Beverage & Tobacco	02/24/10	108,966
Walt Disney Co.	Media	08/09/10	226,681

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS INTERNATIONAL FUND	October 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/10 Net Assets)		(% of 10/31/10 Stock Holdings)

			Fund	MSCI ACWI® EX USA
Common Stock (Foreign)	97.20%	Health Care	15.53%	6.01%
Short Term Investments	2.79%	Materials	13.02%	12.39%
Other Assets & Liabilities	0.01%	Food, Beverage & Tobacco	12.85%	5.66%
	100.00%	Transportation	11.30%	2.22%
		Energy	7.09%	10.44%
		Capital Goods	6.77%	7.59%
		Real Estate	6.39%	2.80%
		Banks	5.82%	15.37%
		Telecommunication Services	5.02%	6.16%
		Diversified Financials	4.89%	3.26%
		Consumer Durables & Apparel	2.60%	1.92%
		Insurance	2.47%	4.11%
		Media	2.40%	1.45%
		Utilities	1.99%	4.60%
		Other	1.86%	16.02%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of 10/31/10 Stock Holdings)		(% of Fund’s 10/31/10 Net Assets)

Switzerland	23.44%	Kuehne & Nagel International AG	6.16%
China	22.29%	Sino-Forest Corp.	5.47%
Canada	8.79%	Hang Lung Group Ltd.	5.28%
France	8.79%	Roche Holding AG - Genusschein	4.93%
Mexico	7.43%	America Movil SAB de C.V., Series L, ADR	4.88%
Brazil	6.13%	Heineken Holding NV	4.72%
Netherlands	5.97%	Nestle S.A.	4.08%
Hong Kong	5.44%	China Merchants Bank Co., Ltd. - H	3.98%
United Kingdom	3.98%	Essilor International S.A.	3.86%
Argentina	3.85%	Tenaris S.A., ADR	3.74%
Belgium	2.75%
Japan	1.14%
	100.00%

DAVIS NEW YORK VENTURE FUND, INC.	Fund Overview
DAVIS INTERNATIONAL FUND – (CONTINUED)	October 31, 2010

New Positions Added (11/01/09-10/31/10)
(Highlighted positions are those greater than 4.00% of Fund’s 10/31/10 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/10 Net Assets
Banco Santander Brasil S.A., ADS	Commercial Banks	01/21/10	0.43%
CNinsure Inc., ADR	Insurance Brokers	03/08/10	1.42%
Compagnie Financiere Richemont S.A.,
Bearer Shares, Unit A	Consumer Durables & Apparel	09/23/10	1.43%
Nestle S.A.	Food, Beverage & Tobacco	02/16/10	4.08%
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	03/18/10	4.93%
Schneider Electric S.A.	Capital Goods	09/22/10	3.27%
SEGRO PLC	Real Estate	04/13/10	0.93%
Sinovac Biotech Ltd.	Pharmaceuticals, Biotechnology &
	Life Sciences	01/28/10	2.73%
Yingde Gases Group Co. Ltd.	Materials	04/07/10	1.09%

Positions Closed (11/01/09-10/31/10)
(Gains and losses greater than $100,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Cosco Pacific Ltd.	Transportation	04/07/10	$(95,936)
Derwent London PLC	Real Estate	12/18/09	(60,197)
Lagardere S.C.A.	Media	03/19/10	(226,552)
Liberty Global, Inc., Series C	Media	07/16/10	(16,642)
Mitsui Fudosan Co., Ltd.	Real Estate	10/12/10	(21,062)
Nokia Oyj, ADR	Technology Hardware & Equipment	03/29/10	(22,755)
Power Corp. of Canada	Life & Health Insurance	01/20/10	(58,480)
Ryanair Holdings PLC, ADR	Transportation	10/14/10	(42,798)
SAP AG, ADR	Software & Services	03/29/10	18,121
Siemens AG	Capital Goods	09/23/10	(148,230)
Swedish Match AB	Food, Beverage & Tobacco	02/24/10	33,195

DAVIS NEW YORK VENTURE FUND, INC.	Expense Example

Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended October 31, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND, INC.	Expense Example – (Continued)

	Beginning Account Value (05/01/10)	Ending Account Value (10/31/10)	Expenses Paid During Period* (05/01/10-10/31/10)
Davis Global Fund
Class A (annualized expense ratio 1.07%**)
Actual	$1,000.00	$1,082.05	$5.62
Hypothetical	$1,000.00	$1,019.81	$5.45
Class B (annualized expense ratio 2.28%**)
Actual	$1,000.00	$1,075.21	$11.93
Hypothetical	$1,000.00	$1,013.71	$11.57
Class C (annualized expense ratio 2.06%**)
Actual	$1,000.00	$1,075.97	$10.78
Hypothetical	$1,000.00	$1,014.82	$10.46
Class Y (annualized expense ratio 0.85%**)
Actual	$1,000.00	$1,083.06	$4.46
Hypothetical	$1,000.00	$1,020.92	$4.33

Davis International Fund
Class A (annualized expense ratio 1.30%**)
Actual	$1,000.00	$1,082.65	$6.82
Hypothetical	$1,000.00	$1,018.65	$6.61
Class B (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,077.11	$12.04
Hypothetical	$1,000.00	$1,013.61	$11.67
Class C (annualized expense ratio 2.30%**)
Actual	$1,000.00	$1,077.11	$12.04
Hypothetical	$1,000.00	$1,013.61	$11.67
Class Y (annualized expense ratio 1.05%**)
Actual	$1,000.00	$1,083.73	$5.51
Hypothetical	$1,000.00	$1,019.91	$5.35

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND	October 31, 2010

Shares	Security	Value (Note 1)
COMMON STOCK – (95.30%)
CONSUMER DISCRETIONARY – (3.44%)
Consumer Durables & Apparel – (1.79%)
18,000	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	$897,759
13,597	Hunter Douglas NV (Netherlands)	680,897

		1,578,656

Media – (1.65%)
65,120	Grupo Televisa S.A., ADR (Mexico)	1,461,944

	Total Consumer Discretionary	3,040,600

CONSUMER STAPLES – (16.17%)
Food & Staples Retailing – (2.48%)
73,000	CVS Caremark Corp.	2,198,760

Food, Beverage & Tobacco – (13.69%)
53,400	Coca-Cola Co.	3,274,488
68,549	Heineken Holding NV (Netherlands)	2,951,877
220	Japan Tobacco Inc. (Japan)	684,305
596	Lindt & Spruengli AG (Switzerland)	1,618,930
17,500	Mead Johnson Nutrition Co.	1,029,350
46,600	Nestle S.A. (Switzerland)	2,552,451

		12,111,401

	Total Consumer Staples	14,310,161

ENERGY – (4.87%)
150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	1,969,064
56,535	Tenaris S.A., ADR (Argentina)	2,342,245

	Total Energy	4,311,309

FINANCIALS – (17.09%)
Banks – (4.11%)
	Commercial Banks – (4.11%)
25,100	Banco Santander Brasil S.A., ADS (Brazil)	361,440
1,074,169	China CITIC Bank - H (China)	778,820
882,358	China Merchants Bank Co., Ltd. - H (China)	2,492,971

		3,633,231

Diversified Financials – (4.48%)
	Capital Markets – (0.54%)
15,890	Brookfield Asset Management Inc., Class A (Canada)	472,251

	Diversified Financial Services – (3.94%)
7,443	Groupe Bruxelles Lambert S.A. (Belgium)	659,154
22,700	Oaktree Capital Group LLC, Class A	794,500
12,876	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,021,261
129,945	RHJ International (Belgium)*	1,012,801

		3,487,716

		3,959,967

Insurance – (1.75%)
	Insurance Brokers – (1.00%)
34,600	CNinsure Inc., ADR (China)	889,220

	Multi-line Insurance – (0.70%)
1,515	Fairfax Financial Holdings Ltd. (Canada)	615,522

	Property & Casualty Insurance – (0.05%)
790	ACE Ltd.	46,942

		1,551,684

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	October 31, 2010

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (6.75%)
12,410	Digital Realty Trust, Inc.	$741,249
19,710	Forest City Enterprises, Inc., Class A *	287,569
497,690	Hang Lung Group Ltd. (Hong Kong)	3,306,697
345,500	SEGRO PLC (United Kingdom)	1,640,907

		5,976,422

	Total Financials	15,121,304

HEALTH CARE – (18.61%)
Health Care Equipment & Services – (5.58%)
36,212	Essilor International S.A. (France)	2,418,185
19,508	IDEXX Laboratories, Inc. *	1,169,797
345,200	Sinopharm Medicine Holding Co., Ltd. - H (China)	1,351,630

		4,939,612

Pharmaceuticals, Biotechnology & Life Sciences – (13.03%)
46,530	Johnson & Johnson	2,962,565
69,336	Merck & Co., Inc.	2,515,510
84,300	Pfizer Inc.	1,466,820
19,600	Roche Holding AG - Genusschein (Switzerland)	2,878,106
425,900	Sinovac Biotech Ltd. (China)*	1,709,989

		11,532,990

	Total Health Care	16,472,602

INDUSTRIALS – (14.09%)
Capital Goods – (6.23%)
59,140	ABB Ltd., ADR (Switzerland)	1,223,607
92,900	Blount International, Inc. *	1,393,500
14,400	Schneider Electric S.A. (France)	2,044,276
1,272,830	Shanghai Electric Group Co. Ltd. - H (China)	850,606

		5,511,989

Transportation – (7.86%)
449,551	China Merchants Holdings International Co., Ltd. (China)	1,571,725
622,570	China Shipping Development Co. Ltd. - H (China)	905,994
316,600	Clark Holdings, Inc. *	79,150
31,185	Kuehne & Nagel International AG (Switzerland)	3,856,729
98,700	LLX Logistica S.A. (Brazil)*	544,496

		6,958,094

	Total Industrials	12,470,083

INFORMATION TECHNOLOGY – (7.25%)
Software & Services – (7.25%)
5,788	Google Inc., Class A *	3,548,044
27,000	NetEase.com Inc., ADR (China)*	1,128,600
99,000	Western Union Co.	1,742,400

		6,419,044

	Total Information Technology	6,419,044

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	October 31, 2010

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (8.95%)
25,889	BHP Billiton PLC (United Kingdom)	$918,232
7,100	Potash Corp. of Saskatchewan Inc. (Canada)	1,030,139
14,290	Rio Tinto PLC (United Kingdom)	924,147
173,080	Sino-Forest Corp. (Canada)*	3,421,211
32,920	Vale S.A., ADR (Brazil)	945,792
794,000	Yingde Gases Group Co. Ltd. (China)*	681,193

	Total Materials	7,920,714

TELECOMMUNICATION SERVICES – (3.46%)
53,393	America Movil SAB de C.V., Series L, ADR (Mexico)	3,057,283

	Total Telecommunication Services	3,057,283

UTILITIES – (1.37%)
396,352	China Resources Power Holdings Co. Ltd. (China)	760,873
900,100	Guangdong Investment Ltd. (China)	451,719

	Total Utilities	1,212,592

	TOTAL COMMON STOCK – (Identified cost $74,927,511)	84,335,692

PREFERRED STOCK – (0.44%)
FINANCIALS – (0.44%)
Real Estate – (0.44%)
15,600	SL Green Realty Corp., 7.625%, Series C	390,975

	TOTAL PREFERRED STOCK – (Identified cost $160,368)	390,975

CONVERTIBLE BONDS – (0.07%)
FINANCIALS – (0.07%)
Real Estate – (0.07%)
$40,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	60,125

	TOTAL CONVERTIBLE BONDS – (Identified cost $40,000)	60,125

SHORT TERM INVESTMENTS – (2.69%)
806,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $806,015
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.52%-5.665%, 12/01/26-10/20/40, total market value $822,120)	806,000
523,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $523,010
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 04/01/14-11/01/40, total market value $533,460)	523,000
1,046,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $1,046,020
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.00%, 04/15/40-09/15/40, total market value $1,066,920)	1,046,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,375,000)	2,375,000

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS GLOBAL FUND - (CONTINUED)	October 31, 2010

	Total Investments – (98.50%) – (Identified cost $77,502,879) – (b)	$87,161,792
	Other Assets Less Liabilities – (1.50%)	1,330,848
	Net Assets – (100.00%)	$88,492,640

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $60,125 or 0.07% of the Fund's net assets as of October 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $79,496,929. At October 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$14,395,931
	Unrealized depreciation	(6,731,068)
	Net unrealized appreciation	$7,664,863

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND	October 31, 2010

Shares	Security	Value (Note 1)
COMMON STOCK – (97.20%)
CONSUMER DISCRETIONARY – (4.86%)
Consumer Durables & Apparel – (2.52%)
14,760	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	$736,163
11,150	Hunter Douglas NV (Netherlands)	558,358

		1,294,521

Media – (2.34%)
53,390	Grupo Televisa S.A., ADR (Mexico)	1,198,605

	Total Consumer Discretionary	2,493,126

CONSUMER STAPLES – (12.49%)
Food, Beverage & Tobacco – (12.49%)
56,200	Heineken Holding NV (Netherlands)	2,420,101
182	Japan Tobacco Inc. (Japan)	566,107
490	Lindt & Spruengli AG (Switzerland)	1,330,999
38,210	Nestle S.A. (Switzerland)	2,092,901

		6,410,108

	Total Consumer Staples	6,410,108

ENERGY – (6.89%)
122,980	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	1,614,370
46,350	Tenaris S.A., ADR (Argentina)	1,920,281

	Total Energy	3,534,651

FINANCIALS – (19.03%)
Banks – (5.66%)
	Commercial Banks – (5.66%)
15,500	Banco Santander Brasil S.A., ADS (Brazil)	223,200
880,000	China CITIC Bank - H (China)	638,039
723,069	China Merchants Bank Co., Ltd. - H (China)	2,042,923

		2,904,162

Diversified Financials – (4.76%)
	Capital Markets – (0.46%)
7,840	Brookfield Asset Management Inc., Class A (Canada)	233,005

	Diversified Financial Services – (4.30%)
6,100	Groupe Bruxelles Lambert S.A. (Belgium)	540,218
10,560	Pargesa Holdings S.A., Bearer Shares (Switzerland)	837,567
106,540	RHJ International (Belgium)*	830,381

		2,208,166

		2,441,171

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	October 31, 2010

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.40%)
	Insurance Brokers – (1.42%)
28,370	CNinsure Inc., ADR (China)	$729,109

	Multi-line Insurance – (0.98%)
1,241	Fairfax Financial Holdings Ltd. (Canada)	504,200

		1,233,309

Real Estate – (6.21%)
408,000	Hang Lung Group Ltd. (Hong Kong)	2,710,789
100,400	SEGRO PLC (United Kingdom)	476,836

		3,187,625

	Total Financials	9,766,267

HEALTH CARE – (15.10%)
Health Care Equipment & Services – (6.02%)
29,690	Essilor International S.A. (France)	1,982,656
282,800	Sinopharm Medicine Holding Co., Ltd. - H (China)	1,107,303

		3,089,959

Pharmaceuticals, Biotechnology & Life Sciences – (9.08%)
17,230	Roche Holding AG - Genusschein (Switzerland)	2,530,090
10,360	Sanofi-Aventis (France)	723,548
349,170	Sinovac Biotech Ltd. (China)*	1,401,917

		4,655,555

	Total Health Care	7,745,514

INDUSTRIALS – (17.57%)
Capital Goods – (6.58%)
48,490	ABB Ltd., ADR (Switzerland)	1,003,258
11,810	Schneider Electric S.A. (France)	1,676,590
1,042,100	Shanghai Electric Group Co. Ltd. - H (China)	696,414

		3,376,262

Transportation – (10.99%)
367,850	China Merchants Holdings International Co., Ltd. (China)	1,286,081
510,000	China Shipping Development Co. Ltd. - H (China)	742,177
25,570	Kuehne & Nagel International AG (Switzerland)	3,162,308
80,920	LLX Logistica S.A. (Brazil)*	446,409

		5,636,975

	Total Industrials	9,013,237

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	October 31, 2010

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (1.80%)
Software & Services – (1.80%)
22,140	NetEase.com Inc., ADR (China)*	$925,452

	Total Information Technology	925,452

MATERIALS – (12.65%)
21,230	BHP Billiton PLC (United Kingdom)	752,986
5,820	Potash Corp. of Saskatchewan Inc. (Canada)	844,424
11,712	Rio Tinto PLC (United Kingdom)	757,425
141,900	Sino-Forest Corp. (Canada)*	2,804,887
26,990	Vale S.A., ADR (Brazil)	775,423
650,500	Yingde Gases Group Co. Ltd. (China)*	558,081

	Total Materials	6,493,226

TELECOMMUNICATION SERVICES – (4.88%)
43,770	America Movil SAB de C.V., Series L, ADR (Mexico)	2,506,270

	Total Telecommunication Services	2,506,270

UTILITIES – (1.93%)
323,400	China Resources Power Holdings Co. Ltd. (China)	620,828
736,000	Guangdong Investment Ltd. (China)	369,365

	Total Utilities	990,193

	TOTAL COMMON STOCK – (Identified cost $47,861,904)	49,878,044

SHORT TERM INVESTMENTS – (2.79%)
$487,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $487,009
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.52%-5.665%, 12/01/26-10/20/40, total market value $496,740)	487,000
316,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $316,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 04/01/14-11/01/40, total market value $322,320)	316,000
631,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $631,012
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.00%, 04/15/40-09/15/40, total market value $643,620)	631,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,434,000)	1,434,000

DAVIS NEW YORK VENTURE FUND, INC.	Schedule of Investments
DAVIS INTERNATIONAL FUND - (CONTINUED)	October 31, 2010

	Total Investments – (99.99%) – (Identified cost $49,295,904) – (a)	$51,312,044
	Other Assets Less Liabilities – (0.01%)	2,906
	Net Assets – (100.00%)	$51,314,950

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $49,511,140. At October 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$3,041,894
	Unrealized depreciation	(1,240,990)
	Net unrealized appreciation	$1,800,904

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Assets and Liabilities
At October 31, 2010

	Davis Global Fund	Davis International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$87,161,792	$51,312,044
Cash	2,195	62,435
Cash - foreign currencies**	5,806	138,934
Receivables:
Capital stock sold	121,037	–
Dividends and interest	183,456	59,746
Investment securities sold	1,331,156	–
Prepaid expenses	1,737	593
Due from Adviser	–	25,618
Total assets	88,807,179	51,599,370

LIABILITIES:
Payables:
Capital stock redeemed	158,470	–
Investment securities purchased	–	198,321
Accrued audit fees	14,400	14,400
Accrued distribution and service plan fees	18,721	252
Accrued management fee	41,009	15,785
Accrued registration and filing fees	34,600	35,100
Accrued transfer agent fees	17,702	1,886
Other accrued expenses	29,637	18,676
Total liabilities	314,539	284,420

NET ASSETS	$88,492,640	$51,314,950

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$333,658	$279,819
Additional paid-in capital	107,467,780	53,095,747
Undistributed net investment income	282,834	13,300
Accumulated net realized losses from investments and foreign currency transactions	(29,258,874)	(4,091,132)
Net unrealized appreciation on investments and foreign currency transactions	9,667,242	2,017,216
Net Assets	$88,492,640	$51,314,950

*Including:
Cost of investments	$77,502,879	$49,295,904

**Cost of cash - foreign currencies	5,801	137,697

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Assets and Liabilities – (Continued)
At October 31, 2010

	Davis Global Fund	Davis International Fund
CLASS A SHARES:
Net assets	$49,696,516	$50,776,495
Shares outstanding	3,732,092	5,537,624
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$13.32	$9.17
Maximum offering price per share (100/95.25 of net asset value)†	$13.98	$9.63

CLASS B SHARES:
Net assets	$3,225,760	$77,986
Shares outstanding	247,991	8,593
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.01	$9.08

CLASS C SHARES:
Net assets	$12,022,482	$51,808
Shares outstanding	922,580	5,708
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.03	$9.08

CLASS Y SHARES:
Net assets	$23,547,882	$408,661
Shares outstanding	1,770,490	44,455
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.30	$9.19

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Operations
For the year ended October 31, 2010

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$1,444,019	$271,570
Interest	6,455	1,579
Total income	1,450,474	273,149

Expenses:
Management fees (Note 3)	437,446	87,604
Custodian fees	63,979	42,076
Transfer agent fees:
Class A	55,422	3,372
Class B	14,672	1,912
Class C	26,201	1,784
Class Y	3,934	1,665
Audit fees	19,200	19,200
Legal fees	209	38
Accounting fees (Note 3)	3,000	2,336
Reports to shareholders	32,062	14,407
Directors’ fees and expenses	4,621	3,239
Registration and filing fees	74,720	106,328
Miscellaneous	10,526	8,744
Payments under distribution plan (Note 7):
Class A	60,360	635
Class B	31,491	357
Class C	108,270	249
Total expenses	946,113	293,946
Expenses paid indirectly (Note 4)	(4)	(4)
Reimbursement of expenses by Adviser (Note 3)	–	(87,003)
Net expenses	946,109	206,939
Net investment income	504,365	66,210

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions	(1,731,454)	(650,999)
Foreign currency transactions	(15,583)	(34,099)
Net change in unrealized appreciation (depreciation)	14,623,873	2,935,128
Net realized and unrealized gain on investments and foreign currency transactions	12,876,836	2,250,030
Net increase in net assets resulting from operations	$13,381,201	$2,316,240

*Net of foreign taxes withheld as follows	$101,802	$28,829

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Changes in Net Assets
For the year ended October 31, 2010

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$504,365	$66,210
Net realized loss from investments and foreign currency transactions	(1,747,037)	(685,098)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	14,623,873	2,935,128
Net increase in net assets resulting from operations	13,381,201	2,316,240

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(343,099)	(131,408)
Class B	–	(3)
Class C	–	(3)
Class Y	(143,868)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	657,234	35,506,641
Class B	(305,939)	73,379
Class C	707,949	47,359
Class Y	6,466,709	377,888
Total increase in net assets	20,420,187	38,190,093

NET ASSETS:
Beginning of year	68,072,453	13,124,857
End of year*	$88,492,640	$51,314,950

*Including undistributed net investment income of	$282,834	$13,300

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Statements of Changes in Net Assets
For the year ended October 31, 2009

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$305,719	$111,991
Net realized loss from investments and foreign currency transactions	(15,754,666)	(2,212,164)
Net decrease in unrealized depreciation on investments and foreign currency transactions	31,111,769	5,192,263
Net increase in net assets resulting from operations	15,662,822	3,092,090

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(183,486)	(195,008)
Class B	–	(6)
Class C	–	(6)
Class Y	(76,611)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(297,793)	179,564
Class B	(336,960)	6
Class C	(3,140,125)	6
Class Y	2,639,559	–
Total increase in net assets	14,267,406	3,076,646

NET ASSETS:
Beginning of year	53,805,047	10,048,211
End of year*	$68,072,453	$13,124,857

*Including undistributed net investment income of	$211,863	$106,844

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements
October 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Company operates as a series issuing shares of common stock including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital.  It invests primarily in equity securities issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital.  It invests primarily in equity securities issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.

Prior to being available for public sale only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds shares.

The Company accounts separately for the assets, liabilities, and operations of each Fund.  Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y.  Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption.  Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge.  Class Y shares are only available to certain qualified investors.  Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing each Fund’s investments carried at value:

Investments in Securities at Value

Davis	Davis
Global	Interna	tional
Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary		$3,040,600	$2,493,126
Consumer staples		14,310,161	6,410,108
Energy		4,311,309	3,534,651
Financials		14,717,779	9,766,267
Health care		16,472,602	7,745,514
Industrials		12,470,083	9,013,237
Information technology		6,419,044	925,452
Materials		7,920,714	6,493,226
Telecommunication services		3,057,283	2,506,270
Utilities		1,212,592	990,193
Level 2 – Other Significant Observable Inputs:
Convertible debt securities		60,125	–
Equity securities:
Financials		794,500	–
Short-term securities		2,375,000	1,434,000
Level 3 – Significant Unobservable Inputs:		–	–
Total	$	87,161,792	$51,312,044
Level 2 to Level 1 transfers*		$27,865,923	$23,569,270

*Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the year ended October 31, 2010.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of October 31, 2010, no provision for income tax would be required in the Funds’ financial statements.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007.  At October 31, 2010, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards

	Davis Global Fund	Davis International Fund
Expiring
10/31/2016	$11,056,000	$1,221,000
10/31/2017	15,593,000	2,187,000
10/31/2018	1,785,000	657,000
	$28,434,000	$4,065,000

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, partnership income, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  Accordingly, during the year ended October 31, 2010, for Davis Global Fund, amounts have been reclassified to reflect an increase in undistributed net investment income of $53,573, a decrease in additional paid in capital of $816, and an increase in accumulated net realized losses from investments and foreign currency transactions of $52,757; for Davis International Fund, amounts have been reclassified to reflect a decrease in undistributed net investment income and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions of $28,340. The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended October 31, 2010 and 2009 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Global Fund
2010	$486,967	$–	$–	$486,967
2009	260,097	–	–	260,097

Davis International Fund
2010	131,414	–	–	131,414
2009	195,020	–	–	195,020

As of October 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Global Fund	Davis International Fund
Undistributed net investment income	$1,502,619	$202,973
Accumulated net realized losses from investments and foreign currency transactions	(28,434,130)	(4,064,793)
Net unrealized appreciation on investments	7,673,192	1,801,980
Total	$(19,258,319)	$(2,059,840)

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended October 31, 2010 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$27,523,860	$38,188,813
Proceeds of sales	21,418,731	3,366,179

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each Fund is 0.55% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the year ended October 31, 2010 for the Davis Global Fund and Davis International Fund amounted to $7,599 and $297, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended October 31, 2010 for the Davis Global Fund and Davis International Fund amounted to $3,000 and $2,336, respectively.  The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%).  During the year ended October 31, 2010, such reimbursements for Davis International Fund amounted to $80,281, $2,082, $1,904, and $2,736 for Class A, Class B, Class C, and Class Y, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds.  Such reductions amounted to $4 each for the Davis Global Fund and Davis International Fund, during the year ended October 31, 2010.

NOTE 5 - CAPITAL STOCK

At October 31, 2010, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 175 million shares each are designated to the Davis Global Fund and Davis International Fund. Transactions in capital stock were as follows:

Class A	Year ended October 31, 2010
	Davis Global Fund	Davis International Fund
Shares sold	836,877	3,884,802
Shares issued in reinvestment of distributions	26,661	15,681
	863,538	3,900,483
Shares redeemed	(805,966)	(25,986)
Net increase	57,572	3,874,497

Proceeds from shares sold	$10,148,755	$35,597,837
Proceeds from shares issued in reinvestment of distributions	325,264	131,408
	10,474,019	35,729,245
Cost of shares redeemed*	(9,816,785)	(222,604)
Net increase	$657,234	$35,506,641

* Net of redemption fees as follows	$2,366	$–

Class A	Year ended October 31, 2009
	Davis Global Fund	Davis International Fund
Shares sold	704,730	3,442
Shares issued in reinvestment of distributions	21,164	31,864
	725,894	35,306
Shares redeemed	(830,908)	(5,193)
Net increase (decrease)	(105,014)	30,113

Proceeds from shares sold	$6,399,561	$20,328
Proceeds from shares issued in reinvestment of distributions	177,778	195,008
	6,577,339	215,336
Cost of shares redeemed*	(6,875,132)	(35,772)
Net increase (decrease)	$(297,793)	$179,564

* Net of redemption fees as follows	$1,469	$–

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class B	Year ended October 31, 2010
	Davis Global Fund	Davis International Fund
Shares sold	69,118	9,501
Shares issued in reinvestment of distributions	–	–†
	69,118	9,501
Shares redeemed	(95,117)	(1,160)
Net increase (decrease)	(25,999)	8,341

Proceeds from shares sold	$826,385	$82,888
Proceeds from shares issued in reinvestment of distributions	–	3
	826,385	82,891
Cost of shares redeemed*	(1,132,324)	(9,512)
Net increase (decrease)	$(305,939)	$73,379
* Net of redemption fees as follows	$42	$–
† Less than 1 share.

Class B	Year ended October 31, 2009
	Davis Global Fund	Davis International Fund
Shares sold	84,324	–
Shares issued in reinvestment of distributions	–	1
	84,324	1
Shares redeemed	(134,722)	–
Net increase (decrease)	(50,398)	1

Proceeds from shares sold	$770,777	$–
Proceeds from shares issued in reinvestment of distributions	–	6
	770,777	6
Cost of shares redeemed*	(1,107,737)	–
Net increase (decrease)	$(336,960)	$6
* Net of redemption fees as follows	$1,424	$–

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class C	Year ended October 31, 2010
	Davis Global Fund	Davis International Fund
Shares sold	284,009	5,463
Shares issued in reinvestment of distributions	–	–†
	284,009	5,463
Shares redeemed	(225,952)	(7)
Net increase	58,057	5,456

Proceeds from shares sold	$3,402,483	$47,417
Proceeds from shares issued in reinvestment of distributions	–	3
	3,402,483	47,420
Cost of shares redeemed*	(2,694,534)	(61)
Net increase	$707,949	$47,359
* Net of redemption fees as follows	$75	$–
† Less than 1 share.

Class C	Year ended October 31, 2009
	Davis Global Fund	Davis International Fund
Shares sold	320,503	–
Shares issued in reinvestment of distributions	–	1
	320,503	1
Shares redeemed	(713,572)	–
Net increase (decrease)	(393,069)	1

Proceeds from shares sold	$2,797,783	$–
Proceeds from shares issued in reinvestment of distributions	–	6
	2,797,783	6
Cost of shares redeemed*	(5,937,908)	–
Net increase (decrease)	$(3,140,125)	$6

* Net of redemption fees as follows	$272	$–

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class Y	Year ended October 31, 2010
	Davis Global Fund	Davis International Fund††
Shares sold	580,002	45,005
Shares issued in reinvestment of distributions	11,715	–
	591,717	45,005
Shares redeemed	(64,957)	(550)
Net increase	526,760	44,455

Proceeds from shares sold	$7,095,190	$382,279
Proceeds from shares issued in reinvestment of distributions	142,456	–
	7,237,646	382,279
Cost of shares redeemed	(770,937)	(4,391)
Net increase	$6,466,709	$377,888
†† From December 31, 2009 (inception of class) through October 31, 2010.

Class Y	Year ended October 31, 2009
	Davis Global Fund
Shares sold	339,439
Shares issued in reinvestment of distributions	9,063
	348,502
Shares redeemed	(87,467)
Net increase	261,035

Proceeds from shares sold	$3,289,305
Proceeds from shares issued in reinvestment of distributions	75,859
	3,365,164
Cost of shares redeemed*	(725,605)
Net increase	$2,639,559

* Net of redemption fees as follows	$70

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the year ended October 31, 2010.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of the Davis Global Fund and Davis International Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”) received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Year ended October 31, 2010

	Davis	Davis
	Global	International
	Fund	Fund
Commissions retained by Underwriter	$10,550	$245
Commissions re-allowed to investment dealers	55,616	1,270
Total commissions earned on sales of Class A shares	$66,166	$1,515

Class A service fee	$60,360	$635

Class B Shares of the Davis Global Fund and Davis International Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Funds pay the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Funds pay the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

DAVIS NEW YORK VENTURE FUND, INC.	Notes to Financial Statements – (Continued)
October 31, 2010

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares of the Davis Global Fund and Davis International Fund – (Continued)

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

	Year ended October 31, 2010

	Davis	Davis
	Global	International
	Fund	Fund
Distribution Plan Payments:
Distribution fees	$23,678	$271
Service fees	7,813	86
Commission advances by the Distributor
on the sale of Class B shares	5,950	250
Contingent deferred sales charges received by the
Distributor from Class B shares	7,576	–

Class C Shares of the Davis Global Fund and Davis International Fund - Class C shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Funds pay the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Funds pay the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Year ended October 31, 2010

	Davis	Davis
	Global	International
	Fund	Fund
Distribution Plan Payments:
Distribution fees	$81,203	$187
Service fees	27,067	62
Commission advances by the Distributor
on the sale of Class C shares	17,284	282
Contingent deferred sales charges received by the
Distributor from Class C shares	904	–

DAVIS NEW YORK VENTURE FUND, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Year ended October 31, 2010	$11.28	$0.09d	$2.04	$2.13
Year ended October 31, 2009	$8.51	$0.07d	$2.75	$2.82
Year ended October 31, 2008	$18.70	$0.15d	$(10.16)	$(10.01)
Year ended October 31, 2007	$13.70	$0.05d	$5.23	$5.28
Year ended October 31, 2006	$10.83	$0.05	$2.95	$3.00
Davis Global Fund Class B:
Year ended October 31, 2010	$11.07	$(0.06)d	$2.00	$1.94
Year ended October 31, 2009	$8.39	$(0.02)d	$2.70	$2.68
Year ended October 31, 2008	$18.52	$(0.01)d	$(10.02)	$(10.03)
Year ended October 31, 2007	$13.57	$(0.13)d	$5.22	$5.09
Year ended October 31, 2006	$10.76	$(0.09)	$2.93	$2.84
Davis Global Fund Class C:
Year ended October 31, 2010	$11.07	$(0.03)d	$1.99	$1.96
Year ended October 31, 2009	$8.39	$(0.02)d	$2.70	$2.68
Year ended October 31, 2008	$18.52	$0.01d	$(10.04)	$(10.03)
Year ended October 31, 2007	$13.58	$(0.11)d	$5.19	$5.08
Year ended October 31, 2006	$10.75	$(0.08)	$2.94	$2.86
Davis Global Fund Class Y:
Year ended October 31, 2010	$11.27	$0.12d	$2.03	$2.15
Year ended October 31, 2009	$8.51	$0.08d	$2.76	$2.84
Year ended October 31, 2008	$18.71	$0.20d	$(10.17)	$(9.97)
Period from July 25, 2007e to October 31, 2007	$17.20	$–f	$1.51	$1.51
Davis International Fund Class A:
Year ended October 31, 2010	$7.89	$0.03d	$1.33	$1.36
Year ended October 31, 2009	$6.15	$0.07	$1.79	$1.86
Year ended October 31, 2008	$13.48	$0.15	$(7.37)	$(7.22)
Period from December 29, 2006e to October 31, 2007	$10.00	$0.03	$3.45	$3.48
Davis International Fund Class B:
Year ended October 31, 2010	$7.82	$(0.02)d	$1.29	$1.27
Year ended October 31, 2009	$6.06	$–f	$1.78	$1.78
Year ended October 31, 2008	$13.36	$0.04	$(7.29)	$(7.25)
Period from December 29, 2006e to October 31, 2007	$10.00	$(0.06)	$3.42	$3.36
Davis International Fund Class C:
Year ended October 31, 2010	$7.82	$–d,f	$1.27	$1.27
Year ended October 31, 2009	$6.07	$–f	$1.77	$1.77
Year ended October 31, 2008	$13.37	$0.04	$(7.29)	$(7.25)
Period from December 29, 2006e to October 31, 2007	$10.00	$(0.05)	$3.42	$3.37
Davis International Fund Class Y:
Period from December 31, 2009e to October 31, 2010	$8.40	$0.08d	$0.71	$0.79

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Per share calculations were based on average shares outstanding for the period.

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets

Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.09)	$–	$–	$(0.09)	$13.32	18.96%	$49,697	1.06%	1.06%	0.76%	28%
$(0.05)	$–	$–	$(0.05)	$11.28	33.32%	$41,456	1.31%	1.30%	0.73%	32%
$(0.08)	$(0.10)	$–	$(0.18)	$8.51	(54.01)%	$32,172	1.26%	1.26%	1.07%	19%
$(0.22)	$(0.06)	$–	$(0.28)	$18.70	39.13%	$55,104	1.48%	1.30%	0.32%	10%
$(0.13)	$–	$–	$(0.13)	$13.70	27.96%	$16,716	1.24%	1.24%	0.43%	10%

$–	$–	$–	$–	$13.01	17.52%	$3,226	2.27%	2.27%	(0.45)%	28%
$–	$–	$–	$–	$11.07	31.94%	$3,034	2.57%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$2,721	2.30%	2.30%	(0.05)%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.80%	$5,676	2.73%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.57	26.41%	$1	12.99%	2.30%	(0.63)%	10%

$–	$–	$–	$–	$13.03	17.70%	$12,022	2.05%	2.05%	(0.23)%	28%
$–	$–	$–	$–	$11.07	31.94%	$9,570	2.33%	2.30%	(0.27)%	32%
$–	$(0.10)	$–	$(0.10)	$8.39	(54.43)%	$10,548	2.19%	2.19%	0.05%	19%
$(0.08)	$(0.06)	$–	$(0.14)	$18.52	37.70%	$17,890	2.56%	2.30%	(0.68)%	10%
$(0.03)	$–	$–	$(0.03)	$13.58	26.62%	$1	13.31%	2.30%	(0.63)%	10%

$(0.12)	$–	$–	$(0.12)	$13.30	19.13%	$23,548	0.83%	0.83%	0.99%	28%
$(0.08)	$–	$–	$(0.08)	$11.27	33.70%	$14,012	1.04%	1.04%	0.99%	32%
$(0.13)	$(0.10)	$–	$(0.23)	$8.51	(53.91)%	$8,364	1.04%	1.04%	1.29%	19%
$–	$–	$–	$–	$18.71	8.78%	$1,007	3.64%g	1.05%g	0.13%g	10%

$(0.08)	$–	$–	$(0.08)	$9.17	17.32%	$50,776	1.81%	1.30%	0.41%	20%
$(0.12)	$–	$–	$(0.12)	$7.89	30.80%	$13,121	1.38%	1.30%	1.04%	25%
$(0.06)	$(0.05)	$–	$(0.11)	$6.15	(53.97)%	$10,045	1.25%	1.25%	1.42%	13%
$–	$–	$–	$–	$13.48	34.80%	$20,508	1.35%g	1.30%g	0.39%g	4%

$(0.01)	$–	$–	$(0.01)	$9.08	16.25%	$78	8.05%	2.30%	(0.59)%	20%
$(0.02)	$–	$–	$(0.02)	$7.82	29.54%	$2	9.98%	2.30%	0.04%	25%
$–	$(0.05)	$–	$(0.05)	$6.06	(54.46)%	$2	7.27%	2.30%	0.37%	13%
$–	$–	$–	$–	$13.36	33.60%	$3	26.19%g	2.30%g	(0.61)%g	4%

$(0.01)	$–	$–	$(0.01)	$9.08	16.25%	$52	9.91%	2.30%	(0.59)%	20%
$(0.02)	$–	$–	$(0.02)	$7.82	29.32%	$2	10.17%	2.30%	0.04%	25%
$–	$(0.05)	$–	$(0.05)	$6.07	(54.42)%	$2	7.31%	2.30%	0.37%	13%
$–	$–	$–	$–	$13.37	33.70%	$3	26.19%g	2.30%g	(0.61)%g	4%

$–	$–	$–	$–	$9.19	9.40%	$409	2.92%g	1.05%g	1.14%g	20%

e	Inception date of class.

f	Less than $0.005 per share.

g	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND, INC.	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis New York Venture Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Global Fund and Davis International Fund (comprising the Davis New York Venture Fund, Inc.), including the schedules of investments, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for Davis Global Fund for each of the years in the five-year period then ended and for Davis International Fund for each of the years in the three-year period then ended and the period from December 29, 2006 (commencement of operations) through October 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Global Fund and Davis International Fund as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 21, 2010

DAVIS NEW YORK VENTURE FUND, INC.	Fund Information

Federal Income Tax Information (Unaudited)

In early 2011, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2010.  Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2010 with their 2010 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service.  Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

The Funds have elected to give the benefit of foreign tax credits to their shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.

Davis Global Fund

During the fiscal year 2010, $486,967 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $102,303 or 21% as income qualifying for the corporate dividends-received deduction.

For the fiscal year 2010, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $483,730 or 99% as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code, Davis Global Fund designates $92,389 as foreign taxes paid during the year ended October 31, 2010.  Approximately 67% of the ordinary income distribution deemed to be paid during the fiscal year ended October 31, 2010 was derived from foreign sourced income of $1,039,000.  The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Davis International Fund

During the fiscal year 2010, $131,414 of dividends paid by the Fund constituted income dividends for federal income tax purposes, of which no amount qualified for the corporate dividends-received deduction.

For the fiscal year 2010, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $131,414 or 100% as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code, Davis International Fund designates $26,410 as foreign taxes paid during the year ended October 31, 2010.  100% of the ordinary income distribution deemed to be paid during the fiscal year ended October 31, 2010 was derived from foreign sourced income of $300,399.  The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS NEW YORK VENTURE FUND, INC.	Fund Information – (Continued)

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS NEW YORK VENTURE FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Christopher C. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND, INC. Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund and Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsh Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2010 and October 31, 2009 were $38,400 and $38,400, respectively.

(b)
Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends October 31, 2010 and October 31, 2009 were $0 and $0, respectively.

(c)
Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends October 31, 2010 and October 31, 2009 were $14,815 and $16,310, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2010 and October 31, 2009 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

(f)	Not applicable

[Missing Graphic Reference]
(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2009 and October 31, 2008. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: January 7, 2011

By	/s/ Douglas A. Haines

Douglas A. Haines

Principal Financial Officer

Date: January 7, 2011